Segment Information - Additional Information (Detail) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) Segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ 298	€ 580	€ 196
Gain (losses) on change in fair value on economic hedges		(1,468)	128	1,130
Ineffectiveness fair value hedge		2	0	1
Impairment charges and reversals on financial assets, excluding receivables		(45)	262	60
Other charges		104	150	€ 1
Universal Life Premium Persistency And Increase In Mortality Rate And Lowering Morbidity Improvement Assumption [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			€ 345
Morbidity Assumption Rate [Member]
Disclosure of operating segments [line items]
Long term morbidity rate	1.50%		0.75%	1.50%
Lifetime Withdrawal benefits [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		123
Commissions and expenses [member]
Disclosure of operating segments [line items]
Restructuring charges		240	€ 266	€ 220
Amortization of deferred expenses		260	35	32
Amortization of VOBA and future servicing rights		87	20	5
Commissions and expense include a DPAC/VOBA fair value adjustment		51	159	151
Impairment (charges) reversals [member]
Disclosure of operating segments [line items]
Impairment charges and reversals on financial assets, excluding receivables		45	266	60
Impairment charges and reversals on non-financial assets and receivables net		60	128	109
Americas Expenses [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ 75	€ 250
Bottom of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate		3.00%
Bottom of range [member] | Lifetime Withdrawal benefits [Member]
Disclosure of operating segments [line items]
Long term interest rate assumed		1.50%
Top of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate		10.00%
Top of range [member] | Lifetime Withdrawal benefits [Member]
Disclosure of operating segments [line items]
Long term interest rate assumed		2.00%
Non-cash changes [member]
Disclosure of operating segments [line items]
Gain (losses) on over- or underperformance of derivatives		€ 8	38	34
Gain (losses) on change in fair value on economic hedges		466	652	130
Ineffectiveness fair value hedge		€ 2	0	1
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Other income /(charges) expense due to model and assumption updates		€ 250	805	€ 64
Other charges		€ 667	1,110
Americas [member] | Lower Interest Rate [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			€ 460
Long term interest rate assumed	4.25%		2.75%	4.25%
Asia [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
The Netherlands [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ 57	€ 52		€ 57
The Netherlands [member] | Favourable Longevity Assumption Changes [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			€ 225